Benefit Plans Textuals (Details) (USD $) In Thousands, unless otherwise specified	6 Months Ended	12 Months Ended
	Dec. 31, 2011	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2011
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Assumptions Used Calculating Benefit Obligation, Discount Rate	3.50%
Actuarial Loss on Remeasurement of Postemployment Benefits, Net Of Tax	$ 302
Actuarial Loss on Remeasurement of Postemployment Benefits, Gross	492
Other Comprehensive Income, Actuarial Loss on Remeasurement Of Postemployment Benefits, Tax	190
Other Comprehensive Income (Loss), Finalization of Pension and Non-Pension Postretirement Plan Valuation, Net of Tax		0	5,449	0
Reclassification of prior service cost into SD&A expense upon plan curtailment		0	3,117	0
DefinedBenefitPlanRecognizedNetGainLossDueToCurtailmentsTax		0	1,200	0
Other Comprehensive Income (Loss), Finalization of Pension and Non-Pension Postretirement Plan Valuation, before Tax		0	8,860	0
Other Comprehensive Income (Loss), Finalization of Pension and Non-Pension Postretirement Plan Valuation, Tax		0	3,411	0
Benefit Plans (Textuals) [Abstract]
Percentage of defined contribution plan by plan participants		50.00%
Percentage of defined contribution plan		5.00%	5.00%	5.00%
Assumed health care cost trend rates used in measuring the accumulated benefit obligation for retiree health care benefits		7.30%	7.50%
Assumed health care cost trend rates used in measuring the accumulated benefit obligation for retiree health care 2018 rate		5.00%
Pension Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Assumptions Used Calculating Benefit Obligation, Discount Rate		3.00%	2.80%
Reclassification of prior service cost into SD&A expense upon plan curtailment		0	(3,117)	0
Estimated net actuarial gain (loss)		615
Estimated prior service cost		78
Expected contribution to benefit plans in 2012		6,700
Retiree Health Care Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Assumptions Used Calculating Benefit Obligation, Discount Rate		4.00%	4.00%
Reclassification of prior service cost into SD&A expense upon plan curtailment		0	0	0
Estimated net actuarial gain (loss)		(38)
Estimated prior service cost		(271)
Expected contribution to benefit plans in 2012		250
KERP [Member]
Benefit Plans (Textuals) [Abstract]
Defined contribution plan cost		233	128
401(k) [Member]
Benefit Plans (Textuals) [Abstract]
Defined contribution plan cost		$ 11,231	$ 10,866	$ 11,251